CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Cash flows from operating activities
Cash used in operations	¥ (460,197)	$ (66,722)	¥ (524,144)	¥ (300,897)
Net cash used in operating activities	(460,197)	(66,722)	(524,144)	(300,897)
Cash flows from investing activities
Purchase of property, plant and equipment	(72,078)	(10,450)	(73,489)	(36,655)
Purchase of intangible assets	(10,062)	(1,459)	(12,404)	(13,371)
Purchase of wealth management products	(1,180,045)	(171,090)	(1,650,355)	(1,628,558)
Redemption of wealth management products	1,165,980	169,051	1,623,538	1,620,924
Investment income from wealth management products	3,366	488	4,991	4,476
Purchase of equity security				(13,721)
Purchase of other investments			(28,895)	(19,000)
Purchase of derivative financial instruments	(63,742)	(9,242)	(415,346)	(68,078)
Settlement of derivative financial instruments	65,744	9,532	424,251	69,628
Placement of deposits with initial terms of over three months			(5,000)
Redemption of deposits with initial terms of over three months			5,000
Proceeds from sale of subsidiaries			2,000
Others	3,005	436	(10,566)	(294)
Net cash used in investing activities	(87,832)	(12,734)	(136,275)	(84,649)
Cash flows from financing activities
Proceeds from issuance of ordinary shares				1,676,816
Proceeds from ADS depository				23,069
Proceeds from issuance of financial instruments with preferred rights				70,026
Repurchase of ordinary shares				(4,102)
Proceeds from investors to the Company			48,617	299,051
Repayments to investors from the Group			(48,452)	(314,388)
Proceeds from exercise of awards	843	123	2,169
Capital injection from non-controlling interests			10,821
Proceeds from borrowings	129,973	18,844	25,153	61,213
Repayments of borrowings	(32,979)	(4,782)	(69,106)	(20,703)
Principal elements of lease payments	(21,940)	(3,181)	(21,708)	(19,577)
Interests paid	(6,030)	(874)	(4,899)	(4,942)
Payments in relation to listing expenses			(1,000)	(21,691)
Others	1,500	217		(260)
Net cash generated from/(used in) financing activities	71,367	10,347	(58,405)	1,744,512
Net increase/(decrease) in cash and cash equivalents	(476,662)	(69,109)	(718,824)	1,358,966
Cash and cash equivalents at beginning of year	639,042	92,652	1,375,766
Exchange differences on cash and cash equivalents	13,886	2,013	(17,900)	(123,154)
Cash and cash equivalents at end of year	¥ 176,266	$ 25,556	¥ 639,042	¥ 1,375,766